Other operating expenses (Tables)	12 Months Ended
Dec. 31, 2023
Sociedad Minera Cerro Verde S.A.A.
Disclosure Other operational expenses [Line Items]
Schedule of other operating expenses

This item is made up as follows:

	For the year ended	For the year ended	For the year ended
	December 31, 2023	December 31, 2022	December 31, 2021
	US$(000)	US$(000)	US$(000)

Penalties of income tax payments on account (a)	70,045	—	—
Exploration expenses	9,179	4,973	170
Royalty non-income tax (b)	4,488	9,238	—
Impairment of assets	3,546	—	—
Cancellation of projects	2,164	18	195
Optimization and prefeasibility/feasibility studies	1,401	8,905	5,929
Tax contingencies	258	1,078	1,903
Other expenses	138	—	313

	91,219	24,212	8,510
(a)	Corresponds to penalties related to payments on account of income tax from 2006 to 2015 as a consequence of unfavorable tax rulings issued by the Supreme Court (see Note 13(f)).
(b)	Represents current year mining royalties calculated based on revenues according to applicable tax rules (see Note 13(d)).